Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Montgomery Funds
Entity Central Index Key	0001409957
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000054090
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Investor Shares
Trading Symbol	VMNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s relative performance benefited from its positions in six of 11 economic sectors, most notably consumer staples, real estate, and financials. The largest performance drags owed to industrials, health care, and communication services.

  At the individual stock level, roughly 50% of the approximately 800 stocks the Fund held during the period helped its relative performance, while roughly 40% detracted and 10% had no impact. Even modest levels of short-term outperformance can compound into strong long-term results.

  The Fund outpaced its benchmark for the decade ended December 31, 2024.

Line Graph [Table Text Block]
	Investor Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2015	$50,087	$50,000	$50,901
2015	$49,435	$50,000	$50,961
2015	$52,913	$50,000	$47,257
2015	$52,704	$50,005	$50,220
2016	$54,009	$50,030	$50,680
2016	$51,400	$50,062	$52,005
2016	$50,965	$50,097	$54,311
2016	$54,083	$50,139	$56,558
2017	$52,775	$50,199	$59,834
2017	$51,684	$50,291	$61,634
2017	$51,509	$50,419	$64,449
2017	$51,437	$50,560	$68,527
2018	$52,220	$50,736	$68,113
2018	$51,734	$50,958	$70,751
2018	$53,059	$51,213	$75,779
2018	$51,743	$51,502	$64,897
2019	$49,028	$51,809	$74,009
2019	$46,265	$52,127	$77,035
2019	$47,602	$52,420	$77,911
2019	$46,793	$52,662	$84,951
2020	$44,493	$52,867	$67,144
2020	$44,447	$52,938	$81,976
2020	$43,435	$52,955	$89,415
2020	$41,377	$52,968	$102,613
2021	$44,292	$52,977	$109,230
2021	$45,218	$52,981	$118,283
2021	$46,699	$52,986	$118,142
2021	$50,992	$52,992	$128,940
2022	$53,263	$53,007	$121,978
2022	$54,746	$53,084	$101,441
2022	$55,674	$53,322	$96,812
2022	$57,864	$53,788	$103,760
2023	$57,121	$54,391	$111,276
2023	$58,382	$55,073	$120,615
2023	$63,053	$55,832	$116,647
2023	$64,947	$56,616	$130,798
2024	$68,559	$57,393	$143,938
2024	$68,264	$58,179	$148,600
2024	$70,720	$58,976	$157,754
2024	$68,743	$59,700	$162,026

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	5.84%	8.00%	3.23%
Spliced Market Neutral Index in USD	5.45%	2.54%	1.79%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 431,000,000
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 124,000
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$431
Number of Portfolio Holdings	461
Portfolio Turnover Rate	104%
Total Investment Advisory Fees (in thousands)	$124

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.7%	4.2%
Consumer Discretionary	10.0%	10.3%
Consumer Staples	5.0%	4.8%
Energy	4.5%	4.2%
Financials	21.9%	21.7%
Health Care	11.3%	10.8%
Industrials	16.2%	17.0%
Information Technology	12.2%	12.5%
Materials	3.4%	3.3%
Real Estate	5.6%	5.4%
Utilities	3.6%	3.7%
Other Assets and Liabilities—Net	2.6%	2.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000054091
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	VMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s relative performance benefited from its positions in six of 11 economic sectors, most notably consumer staples, real estate, and financials. The largest performance drags owed to industrials, health care, and communication services.

  At the individual stock level, roughly 50% of the approximately 800 stocks the Fund held during the period helped its relative performance, while roughly 40% detracted and 10% had no impact. Even modest levels of short-term outperformance can compound into strong long-term results.

  The Fund outpaced its benchmark for the decade ended December 31, 2024.

Line Graph [Table Text Block]
	Institutional Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,008,734	$5,000,000	$5,090,054
2015	$4,943,231	$5,000,000	$5,096,078
2015	$5,296,943	$5,000,000	$4,725,720
2015	$5,275,991	$5,000,500	$5,022,045
2016	$5,407,126	$5,003,001	$5,067,957
2016	$5,149,228	$5,006,246	$5,200,452
2016	$5,105,516	$5,009,749	$5,431,090
2016	$5,418,471	$5,013,855	$5,655,796
2017	$5,287,932	$5,019,927	$5,983,419
2017	$5,178,133	$5,029,075	$6,163,391
2017	$5,164,957	$5,041,913	$6,444,880
2017	$5,156,777	$5,056,027	$6,852,694
2018	$5,236,638	$5,073,645	$6,811,260
2018	$5,187,739	$5,095,770	$7,075,085
2018	$5,321,100	$5,121,250	$7,577,897
2018	$5,190,321	$5,150,207	$6,489,745
2019	$4,917,750	$5,180,945	$7,400,938
2019	$4,639,303	$5,212,722	$7,703,509
2019	$4,778,526	$5,242,042	$7,791,070
2019	$4,698,504	$5,266,226	$8,495,073
2020	$4,467,663	$5,286,650	$6,714,437
2020	$4,463,024	$5,293,789	$8,197,568
2020	$4,365,598	$5,295,492	$8,941,465
2020	$4,154,494	$5,296,790	$10,261,256
2021	$4,448,576	$5,297,745	$10,922,971
2021	$4,541,936	$5,298,130	$11,828,254
2021	$4,691,311	$5,298,609	$11,814,249
2021	$5,126,357	$5,299,227	$12,894,041
2022	$5,350,869	$5,300,712	$12,197,836
2022	$5,505,221	$5,308,354	$10,144,127
2022	$5,594,090	$5,332,186	$9,681,223
2022	$5,816,908	$5,378,806	$10,375,952
2023	$5,742,901	$5,439,149	$11,127,602
2023	$5,874,922	$5,507,260	$12,061,484
2023	$6,346,425	$5,583,167	$11,664,700
2023	$6,534,361	$5,661,628	$13,079,813
2024	$6,895,246	$5,739,254	$14,393,774
2024	$6,870,443	$5,817,880	$14,860,033
2024	$7,123,434	$5,897,631	$15,775,361
2024	$6,920,824	$5,970,013	$16,202,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	5.91%	8.05%	3.30%
Spliced Market Neutral Index in USD	5.45%	2.54%	1.79%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

AssetsNet	$ 431,000,000
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 124,000
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$431
Number of Portfolio Holdings	461
Portfolio Turnover Rate	104%
Total Investment Advisory Fees (in thousands)	$124

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.7%	4.2%
Consumer Discretionary	10.0%	10.3%
Consumer Staples	5.0%	4.8%
Energy	4.5%	4.2%
Financials	21.9%	21.7%
Health Care	11.3%	10.8%
Industrials	16.2%	17.0%
Information Technology	12.2%	12.5%
Materials	3.4%	3.3%
Real Estate	5.6%	5.4%
Utilities	3.6%	3.7%
Other Assets and Liabilities—Net	2.6%	2.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature